Financial Information as per operating segments (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Revenue	$ 1,822,540,697	$ 1,783,282,337	$ 1,698,360,794
Domestic sales [Member]
Statement [Line Items]
Revenue	1,702,109,548	1,664,613,889	1,572,617,473
Exports sales [Member]
Statement [Line Items]
Revenue	$ 120,431,149	$ 118,668,448	$ 125,743,321